UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-22655

Northern Lights Fund Trust III
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street, Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-490-4300

Date of fiscal year end:	6/30

Date of reporting period:	6/30/2025

Item 1. Reports to Stockholders.

(a)

Boyd Watterson Limited Duration Enhanced Income Fund

Class I2 (BWDTX)

Annual Shareholder Report - June 30, 2025

Fund Overview

This annual shareholder report contains important information about Boyd Watterson Limited Duration Enhanced Income Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://boydwattersonfunds.com/. You can also request this information by contacting us at (216)-771-3450.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I2	$42	0.41%

How did the Fund perform during the reporting period?

The Fund’s Class I2 shares generated a total return of 6.83% for the year ended June 30, 2025. The Fund’s primary benchmark, the Bloomberg 1-3 Year Government/Credit Index returned 5.94% for the same period. Shorter maturity interest rates fell over the last year while longer maturity interest rates, such as the Ten-Year treasury were close to unchanged for the period. That dynamic led to stronger performance by shorter duration products, with the Fund outperforming the Bloomberg Aggregate Index, which only returned 6.08% for the year. Risk assets experienced some bouts of volatility over the last twelve months, but despite this volatility, risk assets generally outperformed over the last year, with lower quality outperforming higher quality. The Fund took advantage of credit spread weakness early in the second quarter of 2025 to add to its investment grade and high yield corporate positions. The Fund now has close to 31% high yield corporate exposure. Similarly, overall corporate exposure grew to about 40%. Despite these modest increases, the Fund maintained the Fund’s overall credit quality at the BBB+ ratings category. Within US Treasuries, the Fund initiated a trade out of nominal treasuries and into inflation protected treasuries as the Adviser’s macroeconomic opinion is such that the Adviser expects upside inflationary surprises for the third quarter. The Adviser believes this change is better positioned to gain from a potential market reversal. Looking ahead, the third quarter is likely to bring continued moderate growth, persistent inflation, and heightened policy uncertainty. Trade tensions and geopolitical developments remain key risks, particularly if they lead to further supply chain disruptions or retaliatory measures. The Federal Reserve is expected to maintain a cautious stance, focusing on inflation, while closely monitoring labor market dynamics. While the U.S. economy continues to expand, it does so in an increasingly complex environment. For now, the path forward is one of cautious optimism, tempered by an increasingly uncertain fiscal, monetary, and geopolitical outlook. The Fund remains a credit focused, income generating Fund. As such, the Adviser’s expectation is for income generation to continue to be the primary driver of returns for the Fund. From a credit perspective, the Fund continues to experience more credit agency upgrades than downgrades and does not have any individual holdings trading at distressed levels.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Boyd Watterson Limited Duration Enhanced Income Fund
Bloomberg 1-3 Year US Government/Credit Index
Bloomberg U.S. 1-5 Year Government/Credit Index
Bloomberg U.S. Aggregate Bond Index
$15,000
$10,000
$5,000
$0
$14,990
$12,095
$12,006
$11,904
06/30/15
06/30/16
06/30/17
06/30/18
06/30/19
06/30/20
06/30/21
06/30/22
06/30/23
06/30/24
06/30/25

	Boyd Watterson Limited Duration Enhanced Income Fund	Bloomberg 1-3 Year US Government/Credit Index	Bloomberg U.S. 1-5 Year Government/Credit Index	Bloomberg U.S. Aggregate Bond Index
06/30/15	$10,000	$10,000	$10,000	$10,000
06/30/16	$10,412	$10,159	$10,263	$10,600
06/30/17	$10,906	$10,194	$10,275	$10,567
06/30/18	$11,113	$10,215	$10,254	$10,525
06/30/19	$11,682	$10,651	$10,802	$11,353
06/30/20	$12,006	$11,099	$11,388	$12,345
06/30/21	$12,661	$11,148	$11,433	$12,304
06/30/22	$11,960	$10,750	$10,839	$11,038
06/30/23	$12,886	$10,807	$10,860	$10,934
06/30/24	$14,032	$11,333	$11,366	$11,222
06/30/25	$14,990	$12,006	$12,095	$11,904

Average Annual Total Returns

	1 Year	5 Years	10 Years
Boyd Watterson Limited Duration Enhanced Income Fund	6.83%	4.54%	4.13%
Bloomberg 1-3 Year U.S. Treasury Bond Index	5.72%	1.33%	1.59%
Bloomberg 1-3 Year US Government/Credit Index	5.94%	1.58%	1.84%
Bloomberg U.S. 1-5 Year Government/Credit Index	6.42%	1.21%	1.92%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.73%	1.76%
ICE BofA 1-3 Year BB U.S. Cash Pay High Yield Index	7.81%	5.17%	4.54%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$534,464,577
  Number of Portfolio Holdings159
  Advisory Fee (net of waivers)$1,168,182
  Portfolio Turnover17%

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	49.8%
Corporate Bonds	33.7%
Money Market Funds	2.2%
Preferred Stocks	1.2%
Term Loans	5.1%
U.S. Government & Agencies	1.5%
U.S. Treasury Bonds & Notes	6.5%

What did the Fund invest in?

Sector Weighting (% of net assets)

CLO 33.7%
ABS 15.7%
U.S. Treasury Obligations 8.0%
Energy 8.0%
Consumer Discretionary 7.0%
Materials 6.6%
Industrials 6.0%
Financials 5.1%
Technology 2.3%
Money Market Funds 2.1%
Consumer Staples 1.6%
Communications 1.6%
Utilities 0.6%
Health Care 0.5%
Real Estate 0.4%
Other Assets in Excess of Liabilities 0.8%

Value	Value
Other Assets in Excess of Liabilities	0.8%
Real Estate	0.4%
Health Care	0.5%
Utilities	0.6%
Communications	1.6%
Consumer Staples	1.6%
Money Market Funds	2.1%
Technology	2.3%
Financials	5.1%
Industrials	6.0%
Materials	6.6%
Consumer Discretionary	7.0%
Energy	8.0%
U.S. Treasury Obligations	8.0%
ABS	15.7%
CLO	33.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Note	6.5%
Exeter Automobile Receivables Trust 2021-4, E	2.0%
First American Government Obligations Fund, Class X	2.1%
First Investors Auto Owner Trust 2023-1, D	1.7%
Morgan Stanley	1.5%
United States Treasury Inflation Indexed Bonds	1.5%
Neuberger Berman CLO XVII Ltd., CR3	1.4%
MasTec, Inc.	1.2%
Sound Point Clo XV Ltd., E	1.2%
Octagon Investment Partners XXI Ltd., BR4	1.2%

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 1, 2025 at www.boydwattersonfunds.com or upon request at 1-877-345-9597.

A special meeting of the shareholders was held on May 27, 2025 during which they approved a new investment advisory agreement by and between the Adviser and the Trust, on behalf of the Fund, and approved the payments to the Adviser of its costs, plus interest, in providing investment advisory services to the Fund between August 30, 2024 and the date of the meeting.

Boyd Watterson Limited Duration Enhanced Income Fund - Class I2 (BWDTX)

Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://boydwattersonfunds.com/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063025-BWDTX

Boyd Watterson Limited Duration Enhanced Income Fund

Class I (BWDIX )

Annual Shareholder Report - June 30, 2025

Fund Overview

This annual shareholder report contains important information about Boyd Watterson Limited Duration Enhanced Income Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://boydwattersonfunds.com/. You can also request this information by contacting us at (216)-771-3450.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$62	0.60%

How did the Fund perform during the reporting period?

The Fund’s Class I shares generated a total return of 6.63% for the year ended June 30, 2025. The Fund’s primary benchmark, the Bloomberg 1-3 Year Government/Credit Index returned 5.94% for the same period. Shorter maturity interest rates fell over the last year while longer maturity interest rates, such as the Ten-Year treasury were close to unchanged for the period. That dynamic led to stronger performance by shorter duration products, with the Fund outperforming the Bloomberg Aggregate Index, which only returned 6.08% for the year. Risk assets experienced some bouts of volatility over the last twelve months, but despite this volatility, risk assets generally outperformed over the last year, with lower quality outperforming higher quality. The Fund took advantage of credit spread weakness early in the second quarter of 2025 to add to its investment grade and high yield corporate positions. The Fund now has close to 31% high yield corporate exposure. Similarly, overall corporate exposure grew to about 40%. Despite these modest increases, the Fund maintained the Fund’s overall credit quality at the BBB+ ratings category. Within US Treasuries, the Fund initiated a trade out of nominal treasuries and into inflation protected treasuries as the Adviser’s macroeconomic opinion is such that the Adviser expects upside inflationary surprises for the third quarter. The Adviser believes this change is better positioned to gain from a potential market reversal. Looking ahead, the third quarter is likely to bring continued moderate growth, persistent inflation, and heightened policy uncertainty. Trade tensions and geopolitical developments remain key risks, particularly if they lead to further supply chain disruptions or retaliatory measures. The Federal Reserve is expected to maintain a cautious stance, focusing on inflation, while closely monitoring labor market dynamics. While the U.S. economy continues to expand, it does so in an increasingly complex environment. For now, the path forward is one of cautious optimism, tempered by an increasingly uncertain fiscal, monetary, and geopolitical outlook. The Fund remains a credit focused, income generating Fund. As such, the Adviser’s expectation is for income generation to continue to be the primary driver of returns for the Fund. From a credit perspective, the Fund continues to experience more credit agency upgrades than downgrades and does not have any individual holdings trading at distressed levels.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Boyd Watterson Limited Duration Enhanced Income Fund
Bloomberg 1-3 Year US Government/Credit Index
Bloomberg U.S. 1-5 Year Government/Credit Index
Bloomberg U.S. Aggregate Bond Index
$15,000
$10,000
$5,000
$0
$13,696
$11,793
$11,792
$11,323
04/13/17
06/30/17
06/30/18
06/30/19
06/30/20
06/30/21
06/30/22
06/30/23
06/30/24
06/30/25

	Boyd Watterson Limited Duration Enhanced Income Fund	Bloomberg 1-3 Year US Government/Credit Index	Bloomberg U.S. 1-5 Year Government/Credit Index	Bloomberg U.S. Aggregate Bond Index
04/13/17	$10,000	$10,000	$10,000	$10,000
06/30/17	$10,114	$10,013	$10,017	$10,051
06/30/18	$10,295	$10,034	$9,997	$10,011
06/30/19	$10,791	$10,462	$10,531	$10,799
06/30/20	$11,081	$10,902	$11,103	$11,743
06/30/21	$11,656	$10,950	$11,147	$11,704
06/30/22	$10,993	$10,560	$10,568	$10,499
06/30/23	$11,817	$10,615	$10,588	$10,401
06/30/24	$12,844	$11,132	$11,081	$10,675
06/30/25	$13,696	$11,793	$11,792	$11,323

Average Annual Total Returns

	1 Year	5 Years	Since Inception (April 13, 2017)
Boyd Watterson Limited Duration Enhanced Income Fund	6.63%	4.33%	3.90%
Bloomberg 1-3 Year U.S. Treasury Bond Index	5.72%	1.33%	1.80%
Bloomberg 1-3 Year US Government/Credit Index	5.94%	1.58%	2.03%
Bloomberg U.S. 1-5 Year Government/Credit Index	6.42%	1.21%	2.03%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.73%	1.52%
ICE BofA 1-3 Year BB U.S. Cash Pay High Yield Index	7.81%	5.17%	4.51%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$534,464,577
  Number of Portfolio Holdings159
  Advisory Fee (net of waivers)$1,168,182
  Portfolio Turnover17%

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	49.8%
Corporate Bonds	33.7%
Money Market Funds	2.2%
Preferred Stocks	1.2%
Term Loans	5.1%
U.S. Government & Agencies	1.5%
U.S. Treasury Bonds & Notes	6.5%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.8%
Real Estate	0.4%
Health Care	0.5%
Utilities	0.6%
Communications	1.6%
Consumer Staples	1.6%
Money Market Funds	2.1%
Technology	2.3%
Financials	5.1%
Industrials	6.0%
Materials	6.6%
Consumer Discretionary	7.0%
Energy	8.0%
U.S. Treasury Obligations	8.0%
ABS	15.7%
CLO	33.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Note	6.5%
Exeter Automobile Receivables Trust 2021-4, E	2.0%
First American Government Obligations Fund, Class X	2.1%
First Investors Auto Owner Trust 2023-1, D	1.7%
Morgan Stanley	1.5%
United States Treasury Inflation Indexed Bonds	1.5%
Neuberger Berman CLO XVII Ltd., CR3	1.4%
MasTec, Inc.	1.2%
Sound Point Clo XV Ltd., E	1.2%
Octagon Investment Partners XXI Ltd., BR4	1.2%

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 1, 2025 at www.boydwattersonfunds.com or upon request at 1-877-345-9597.

A special meeting of the shareholders was held on May 27, 2025 during which they approved a new investment advisory agreement by and between the Adviser and the Trust, on behalf of the Fund, and approved the payments to the Adviser of its costs, plus interest, in providing investment advisory services to the Fund between August 30, 2024 and the date of the meeting.

Boyd Watterson Limited Duration Enhanced Income Fund - Class I (BWDIX )

Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://boydwattersonfunds.com/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063025-BWDIX

(b)	Not applicable.

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(c)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics

Item 3. Audit Committee Financial Expert.

(a)(1)	The Registrant’s board of trustees has determined that Mark H. Taylor is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Taylor is independent for purposes of this Item 3.

(a)(2)	Not applicable.

(a)(3)	Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

2025 - $22,900

2024 - $21,000

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

2025 - None

2024 - None

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

2025 - $3,750

2024 - $3,750

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended June 30, 2025 and 2024 respectively.

(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable. The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g)	All non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant for the fiscal years ended June 30, 2025 and 2024 respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants. Not applicable to open-end investment companies.

Item 6. Investments. The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Boyd Watterson Limited Duration
Enhanced Income Fund

Class I Shares – BWDIX
Class I2 Shares – BWDTX

Annual Financial Statements
and
Additional Information
June 30, 2025

BOYD WATTERSON LIMITED DURATION ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS
June 30, 2025

			Coupon Rate
Shares			(%)	Maturity	Fair Value
	PREFERRED STOCKS — 1.2%
	ASSET MANAGEMENT — 0.4%
120,000	Charles Schwab Corporation (The) - Series J		1.113	06/01/26	$2,272,800

	BANKING — 0.8%
117,000	Huntington Bancshares Inc - Series H		1.125		2,054,520
122,135	US Bancorp, B - Series M		1.000	04/15/26	1,967,595
					4,022,115
	TOTAL PREFERRED STOCKS (Cost $9,080,956)				6,294,915

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 49.4%
	AUTO LOAN — 15.5%
5,890,000	Bridgecrest Lending Auto Securitization Trust Series 1 D		7.8400	08/15/29	6,205,592
4,720,000	CarMax Auto Owner Trust 2023-1 Series 1 D		6.2700	11/15/29	4,808,140
1,692,538	Exeter Automobile Receivables Trust 2021-3 Series 2021-3A D		1.5500	06/15/27	1,663,827
10,597,000	Exeter Automobile Receivables Trust 2021-4 Series 4A E(a)		4.0200	01/17/28	10,460,569
2,086,847	Exeter Automobile Receivables Trust 2022-1 Series 1A D		3.0200	06/15/28	2,067,971
4,000,000	Exeter Automobile Receivables Trust 2022-1 Series 1A E(a)		5.0200	10/15/29	3,914,022
5,993,000	Exeter Automobile Receivables Trust 2022-2 Series 2A E(a)		6.3400	10/15/29	5,551,050
3,653,000	Exeter Automobile Receivables Trust 2022-4 Series 4A D		5.9800	12/15/28	3,675,281
2,230,000	First Investors Auto Owner Trust 2021-2 Series 2021-2A D(a)		1.6600	12/15/27	2,153,829
4,720,000	First Investors Auto Owner Trust 2022-1 Series 1A D(a)		3.7900	06/15/28	4,649,500
4,280,000	First Investors Auto Owner Trust 2022-1 Series 1A E(a)		5.4100	06/15/29	4,225,713
2,000,000	First Investors Auto Owner Trust 2022-2 Series 2A D(a)		8.7100	10/16/28	2,081,334
8,400,000	First Investors Auto Owner Trust 2023-1 Series 1A D(a)		7.7400	01/15/31	8,881,353
1,000,000	PFS Financing Corporation Series C A(a),(b)	SOFR30A + 0.800%	5.1040	04/17/28	1,002,340
2,000,000	Westlake Automobile Receivables Trust 2021-2 Series 2021-2A E(a)		2.3800	03/15/27	1,990,273
3,000,000	Westlake Automobile Receivables Trust 2021-2 Series 2021-2A F(a)		3.6600	12/15/27	2,990,118
3,660,000	Westlake Automobile Receivables Trust 2021-3 Series 2021-3A E(a)		3.4200	04/15/27	3,636,652
4,750,000	Westlake Automobile Receivables Trust 2023-1 Series 1A D(a)		6.7900	11/15/28	4,856,489
4,000,000	Westlake Automobile Receivables Trust 2023-3 Series 3A D(a)		6.4700	03/15/29	4,101,152
3,650,000	Westlake Automobile Receivables Trust 2024-2 Series 2A D(a)		5.9100	04/15/30	3,719,787
					82,634,992

See accompanying notes to financial statements.

BOYD WATTERSON LIMITED DURATION ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 49.4% (Continued)
	CLO — 33.9%
4,850,000	AGL CLO 25 Ltd. Series 25A ER(a),(b)	TSFR3M + 5.700%	10.0150	07/21/38	$4,850,000
2,500,000	AGL CLO 29 Ltd. Series 29A A1(a),(b)	TSFR3M + 1.570%	5.8390	04/21/37	2,509,295
975,000	Apidos CLO XV Series 2013-15A DRR(a),(b)	TSFR3M + 2.962%	7.2310	04/20/31	980,254
1,365,000	Apidos CLO XXXII Series 32A DR(a),(b)	TSFR3M + 2.750%	7.0190	01/20/33	1,362,166
3,500,000	Apidos CLO XXXV Series 2021-35A E(a),(b)	TSFR3M + 6.012%	10.2810	04/20/34	3,499,759
2,700,000	Bain Capital Credit CLO 2022-1 Ltd. Series 1A A1(a),(b)	TSFR3M + 1.320%	5.5890	04/18/35	2,703,912
2,035,000	Battalion Clo XIX Ltd. Series 19A C(a),(b)	TSFR3M + 2.262%	6.5180	04/15/34	2,026,722
1,000,000	Canyon Capital CLO 2017-1 Ltd. Series 1A DR(a),(b)	TSFR3M + 3.262%	7.5180	07/15/30	1,002,854
2,100,000	Carlyle Global Market Strategies CLO 2012-4 Ltd. Series 4A BR4(a),(b)	TSFR3M + 1.750%	6.0220	04/22/32	2,104,641
3,500,000	Cifc Funding 2014-IV-R Ltd. Series 4RA BRR(a),(b)	TSFR3M + 1.800%	6.0800	01/17/35	3,496,287
4,885,000	Cifc Funding 2014-IV-R Ltd. Series 4RA CRR(a),(b)	TSFR3M + 2.600%	6.8800	01/17/35	4,866,681
2,200,000	CIFC Funding 2017-IV Ltd. Series 2017-4A A2R(a),(b)	TSFR3M + 1.812%	6.0870	10/24/30	2,202,719
3,000,000	CIFC Funding 2017-IV Ltd. Series 2017-4A CR(a),(b)	TSFR3M + 3.412%	7.6870	10/24/30	3,000,717
2,300,000	CIFC Funding 2018-III Ltd. Series 3A C(a),(b)	TSFR3M + 2.162%	6.4310	07/18/31	2,310,339
5,250,000	Dewolf Park CLO Ltd. Series 1A CR(a),(b)	TSFR3M + 2.112%	6.3680	10/15/30	5,258,453
1,000,000	Dryden 30 Senior Loan Fund Series 2013-30A CR(a),(b)	TSFR3M + 1.962%	6.2880	11/15/28	1,000,540
3,500,000	Dryden 30 Senior Loan Fund Series 2013-30A DR(a),(b)	TSFR3M + 2.862%	7.1880	11/15/28	3,505,450
3,750,000	Dryden 70 CLO Ltd. Series 70A C(a),(b)	TSFR3M + 2.412%	6.6720	01/16/32	3,753,769
1,700,000	Elmwood CLO 20 Ltd. Series 7A BR(a),(b)	TSFR3M + 2.050%	6.3300	01/17/37	1,703,635
5,500,000	Elmwood CLO 21 Ltd. Series 8A AR(a),(b)	TSFR3M + 1.650%	5.9190	10/20/36	5,508,167
2,460,000	Elmwood CLO VI Ltd. Series 3A ARR(a),(b)	TSFR3M + 1.380%	5.6490	07/18/37	2,465,906
3,000,000	Goldentree Loan Management US CLO 1 Ltd. Series 1A DR3(a),(b)	TSFR3M + 2.400%	6.6690	04/20/34	2,992,392
1,500,000	Goldentree Loan Management US Clo 11 Ltd. Series 11A ER(a),(b)	TSFR3M + 4.900%	9.1690	10/20/34	1,500,177
4,500,000	Goldentree Loan Management US Clo 17 Ltd. Series 17A BR(a),(b)	TSFR3M + 1.650%	5.9660	01/20/39	4,500,000
2,500,000	HalseyPoint CLO 4 Ltd. Series 4A E(a),(b)	TSFR3M + 6.972%	11.2410	04/20/34	2,499,757
1,875,000	Halseypoint Clo 5 Ltd. Series 5A D(a),(b)	TSFR3M + 3.762%	8.0410	01/30/35	1,853,507
5,750,000	ICG US CLO 2015-2R Ltd. Series 2RA A2R(a),(b)	TSFR3M + 1.500%	5.7610	01/16/33	5,760,241
4,750,000	ICG US CLO 2015-2R Ltd. Series 2RA CR(a),(b)	TSFR3M + 2.700%	6.9610	01/16/33	4,725,048
1,250,000	ICG US CLO 2022-1i Ltd. Series 1A D1(a),(b)	TSFR3M + 4.060%	8.3320	07/20/35	1,255,822
1,800,000	LCM XVIII, L.P. Series 18A DR(a),(b)	TSFR3M + 3.062%	7.3310	04/20/31	1,800,495
3,150,000	Madison Park Funding XIV Ltd. Series 14A D1R4(a),(b)	TSFR3M + 2.900%	7.1720	10/22/30	3,154,630
4,690,000	Madison Park Funding XXIV Ltd. Series 24A BR2(a),(b)	TSFR3M + 1.550%	5.8190	10/20/29	4,700,393
3,275,000	Marathon CLO 14 Ltd. Series 2A BAR2(a),(b)	TSFR3M + 1.850%	6.1190	01/20/33	3,268,696
500,000	MidOcean Credit CLO XII Ltd. Series 12A A1R(a),(b)	TSFR3M + 1.340%	5.6090	04/18/36	500,913

See accompanying notes to financial statements.

BOYD WATTERSON LIMITED DURATION ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 49.4% (Continued)
	CLO — 33.9% (Continued)
2,000,000	Neuberger Berman CLO XV Series 2013-15A CR2(a),(b)	TSFR3M + 2.112%	6.3680	10/15/29	$2,002,434
7,600,000	Neuberger Berman CLO XVII Ltd. Series 17A CR3(a),(b)	TSFR3M + 2.150%	6.4220	07/22/38	7,606,718
2,000,000	Neuberger Berman Loan Advisers CLO 32 Ltd. Series 2019-32A DR(a),(b)	TSFR3M + 2.962%	7.2310	01/19/32	1,993,816
2,000,000	Neuberger Berman Loan Advisers CLO 32 Ltd. Series 32A CR(a),(b)	TSFR3M + 1.962%	6.2310	01/20/32	2,001,284
5,000,000	Neuberger Berman Loan Advisers Clo 42 Ltd. Series 42A CR(a),(b)	TSFR3M + 1.850%	6.1110	07/16/36	4,995,135
1,600,000	Neuberger Berman Loan Advisers Clo 42 Ltd. Series 42A DR(a),(b)	TSFR3M + 2.500%	6.7610	07/16/36	1,607,931
3,200,000	Neuberger Berman Loan Advisers CLO 45 Ltd. Series 45A CR(a),(b)	TSFR3M + 1.950%	6.1920	10/14/36	3,207,773
3,250,000	Octagon Investment Partners 41 Ltd. Series 2A CR2(a),(b)	TSFR3M + 2.000%	6.2560	10/15/33	3,254,738
6,250,000	Octagon Investment Partners XXI Ltd. Series 1A BR4(a),(b)	TSFR3M + 1.350%	5.6580	02/14/31	6,236,775
5,575,000	OHA Credit Partners XIV Ltd. Series 14A D1R(a),(b)	TSFR3M + 2.900%	7.1190	07/21/37	5,552,784
2,500,000	Regatta XIII Funding Ltd. Series 2A CR(a),(b)	TSFR3M + 2.700%	6.9560	07/15/31	2,508,863
37,500	Riserva Clo Ltd. Series 2016-3A XRR(a),(b)	TSFR3M + 1.062%	5.3310	01/18/34	37,474
2,500,000	Sagard-Halseypoint Clo 9 Ltd. Series 9A D2(a),(b)	TSFR3M + 4.500%	8.7820	04/20/38	2,438,317
1,746,386	Sound Point CLO IX Ltd. Series 2A ARRR(a),(b)	TSFR3M + 1.472%	5.7410	07/20/32	1,748,315
6,290,970	Sound Point Clo XV Ltd. Series 1A E(a),(b)	TSFR3M + 6.222%	10.5010	01/23/29	6,290,322
2,300,000	Sounds Point CLO IV-R LTD Series 3RA C(a),(b)	TSFR3M + 2.512%	6.7810	04/18/31	2,311,259
640,000	Venture 35 CLO Ltd. Series 35A BLR(a),(b)	TSFR3M + 2.012%	6.2840	10/22/31	642,547
3,250,000	Venture 41 Clo Ltd. Series 41A C(a),(b)	TSFR3M + 2.862%	7.1310	01/20/34	3,262,769
3,500,000	Venture 41 Clo Ltd. Series 41A D(a),(b)	TSFR3M + 4.132%	8.4010	01/20/34	3,485,419
2,765,000	Venture 43 CLO Ltd. Series 43A D(a),(b)	TSFR3M + 3.732%	7.9880	04/15/34	2,688,963
1,375,000	Venture XV CLO Ltd. Series 2013-15A DR2(a),(b)	TSFR3M + 4.182%	8.4380	07/15/32	1,360,172
5,220,000	Voya CLO 2013-1 Ltd. Series 1A BR(a),(b)	TSFR3M + 2.162%	6.4180	10/15/30	5,236,652
2,425,000	Voya CLO 2014-1 Ltd.(a),(b)	TSFR3M + 3.062%	7.3310	04/18/31	2,429,680
2,173,217	Voya CLO 2015-1 Ltd. Series 1A CR(a),(b)	TSFR3M + 2.612%	6.8810	01/18/29	2,174,017
850,000	Voya CLO 2018-1 Ltd. Series 1A B(a),(b)	TSFR3M + 2.062%	6.3550	04/19/31	852,370
3,000,000	Wellfleet CLO 2021-2 Ltd. Series 2A A1(a),(b)	TSFR3M + 1.462%	5.7180	07/15/34	3,003,750
2,465,000	Wind River 2021-2 CLO Ltd. Series 2A C(a),(b)	TSFR3M + 2.212%	6.4810	07/20/34	2,468,727
1,250,000	Wind River 2021-2 CLO Ltd. Series 2021-2A D(a),(b)	TSFR3M + 3.412%	7.6810	07/20/34	1,239,410
					181,262,751

See accompanying notes to financial statements.

BOYD WATTERSON LIMITED DURATION ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 49.4% (Continued)
	RESIDENTIAL MORTGAGE — 0.0%(c)
122,742	Towd Point Mortgage Trust 2017-6 Series 2017-6 A1(a),(d)		2.7500	10/25/57	120,335

	TOTAL ASSET BACKED SECURITIES (Cost $262,352,138)				264,018,078

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 33.4%
	AUTOMOTIVE — 1.0%
5,000,000	Volkswagen Group of America Finance, LLC(a)		5.9000	09/12/33	5,140,749

	BANKING — 0.8%
3,995,000	Bank of America Corporation Series FF(d)	TSFR3M + 3.193%	5.8750	Perpetual	4,066,403

	BIOTECH & PHARMA — 0.1%
342,000	Prestige Brands, Inc.(a)		5.1250	01/15/28	339,477

	CABLE & SATELLITE — 0.7%
3,000,000	CCO Holdings, LLC / CCO Holdings Capital(a)		5.1250	05/01/27	2,993,399
1,000,000	CCO Holdings, LLC / CCO Holdings Capital(a)		5.0000	02/01/28	991,342
					3,984,741
	CHEMICALS — 0.6%
770,000	HB Fuller Company		4.2500	10/15/28	746,054
2,675,000	Ingevity Corporation(a)		3.8750	11/01/28	2,552,421
					3,298,475
	COMMERCIAL SUPPORT SERVICES — 0.6%
2,945,000	Korn Ferry(a)		4.6250	12/15/27	2,933,296

	CONSTRUCTION MATERIALS — 1.0%
3,592,000	Advanced Drainage Systems, Inc.(a)		5.0000	09/30/27	3,560,867
2,000,000	Advanced Drainage Systems, Inc.(a)		6.3750	06/15/30	2,046,948
					5,607,815
	CONSUMER SERVICES — 1.3%
3,885,000	Service Corp International		5.1250	06/01/29	3,878,140
3,000,000	Service Corp International		5.7500	10/15/32	3,034,437
					6,912,577

See accompanying notes to financial statements.

BOYD WATTERSON LIMITED DURATION ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 33.4% (Continued)
	CONTAINERS & PACKAGING — 1.0%
2,420,000	Silgan Holdings, Inc.		4.1250	02/01/28	$2,380,322
3,350,000	TriMas Corporation(a)		4.1250	04/15/29	3,183,061
					5,563,383
	ELECTRIC UTILITIES — 0.6%
2,940,000	National Rural Utilities Cooperative Finance(d)	H15T5Y + 3.533%	7.1250	09/15/53	3,081,270

	ELECTRICAL EQUIPMENT — 0.7%
4,069,000	BWX Technologies, Inc.(a)		4.1250	04/15/29	3,926,095

	ENGINEERING & CONSTRUCTION — 1.6%
2,035,000	Installed Building Products, Inc.(a)		5.7500	02/01/28	2,037,022
6,500,000	MasTec, Inc.(a)		4.5000	08/15/28	6,413,671
					8,450,693
	FOOD — 0.7%
4,009,000	Darling Ingredients, Inc.(a)		5.2500	04/15/27	4,002,299

	FORESTRY, PAPER & WOOD PRODUCTS — 0.8%
4,472,000	Louisiana-Pacific Corporation(a)		3.6250	03/15/29	4,251,450

	HEALTH CARE FACILITIES & SERVICES — 0.5%
2,500,000	Molina Healthcare, Inc.(a)		4.3750	06/15/28	2,445,221

	HOME CONSTRUCTION — 0.8%
4,137,000	Meritage Homes Corporation		5.1250	06/06/27	4,186,573

	HOUSEHOLD PRODUCTS — 0.9%
4,907,000	Central Garden & Pet Company		5.1250	02/01/28	4,914,233

	INSTITUTIONAL FINANCIAL SERVICES — 2.3%
3,750,000	Goldman Sachs Group, Inc. (The)(d)	H15T5Y + 3.156%	7.5000	Perpetual	3,989,010
8,045,000	Morgan Stanley(d)	SOFRRATE + 1.880%	5.4240	07/21/34	8,241,806
					12,230,816

See accompanying notes to financial statements.

BOYD WATTERSON LIMITED DURATION ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 33.4% (Continued)
	LEISURE FACILITIES & SERVICES — 0.6%
3,560,000	Boyne USA, Inc.(a)		4.7500	05/15/29	$3,458,810

	MACHINERY — 1.1%
4,000,000	ATS Corporation(a)		4.1250	12/15/28	3,826,385
2,000,000	Terex Corporation(a)		6.2500	10/15/32	2,005,370
					5,831,755
	METALS & MINING — 1.2%
3,603,000	Freeport-McMoRan, Inc.		5.0000	09/01/27	3,597,657
2,767,000	Mineral Resources Ltd.(a)		8.1250	05/01/27	2,767,442
					6,365,099
	OIL & GAS PRODUCERS — 8.0%
2,775,000	Cheniere Energy Partners, L.P.		4.5000	10/01/29	2,745,728
4,000,000	Civitas Resources, Inc.(a)		8.6250	11/01/30	4,064,132
3,000,000	EQT Corporation		5.7500	02/01/34	3,103,156
1,500,000	Global Partners LP / GLP Finance Corp(a)		7.1250	07/01/33	1,523,583
2,000,000	Matador Resources Company(a)		6.8750	04/15/28	2,041,536
2,500,000	Matador Resources Company(a)		6.5000	04/15/32	2,501,973
4,510,000	Murphy Oil Corporation		6.0000	10/01/32	4,304,646
3,240,000	Murphy Oil USA, Inc.		5.6250	05/01/27	3,243,859
750,000	Murphy Oil USA, Inc.		4.7500	09/15/29	737,712
4,200,000	Plains All American Pipeline, L.P. Series B(d)	TSFR3M + 4.372%	8.6980	Perpetual	4,219,379
2,000,000	SM Energy Company(a)		6.7500	08/01/29	1,994,211
3,175,000	Sunoco, L.P.(a)		7.2500	05/01/32	3,336,366
3,000,000	Sunoco, L.P.(a)		6.2500	07/01/33	3,045,999
2,825,000	Sunoco, L.P. / Sunoco Finance Corporation		6.0000	04/15/27	2,826,015
2,909,000	Targa Resources Partners, L.P. / Targa Resources		5.0000	01/15/28	2,911,285
					42,599,580
	PUBLISHING & BROADCASTING — 0.6%
1,500,000	Nexstar Media, Inc.(a)		5.6250	07/15/27	1,497,458
2,000,000	TEGNA, Inc.		5.0000	09/15/29	1,911,781
					3,409,239

See accompanying notes to financial statements.

BOYD WATTERSON LIMITED DURATION ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 33.4% (Continued)
	REAL ESTATE INVESTMENT TRUSTS — 0.4%
2,000,000	Iron Mountain, Inc.(a)		5.2500	03/15/28	$1,992,552

	RETAIL - DISCRETIONARY — 1.4%
1,400,000	Asbury Automotive Group, Inc.		4.5000	03/01/28	1,381,835
1,945,000	Asbury Automotive Group, Inc.		4.7500	03/01/30	1,884,383
1,000,000	Builders FirstSource, Inc.(a)		6.3750	03/01/34	1,020,231
3,000,000	Patrick Industries, Inc.(a)		6.3750	11/01/32	3,009,501
					7,295,950
	SEMICONDUCTORS — 1.2%
2,180,000	Amkor Technology, Inc.(a)		6.6250	09/15/27	2,187,197
2,075,000	ON Semiconductor Corporation(a)		3.8750	09/01/28	2,009,226
2,200,000	Synaptics, Inc.(a)		4.0000	06/15/29	2,089,913
					6,286,336
	SOFTWARE — 0.1%
500,000	Gen Digital, Inc.(a)		6.7500	09/30/27	509,203

	SPECIALTY FINANCE — 0.9%
5,000,000	FirstCash, Inc.(a)		4.6250	09/01/28	4,913,332

	TECHNOLOGY SERVICES — 0.6%
3,500,000	Booz Allen Hamilton, Inc.(a)		3.8750	09/01/28	3,397,701

	TRANSPORTATION & LOGISTICS — 0.6%
3,000,000	Genesee & Wyoming, Inc.(a)		6.2500	04/15/32	3,064,797

	TRANSPORTATION EQUIPMENT — 0.7%
2,000,000	Allison Transmission, Inc.(a)		4.7500	10/01/27	1,984,580
2,000,000	Allison Transmission, Inc.(a)		5.8750	06/01/29	2,022,046
					4,006,626
	TOTAL CORPORATE BONDS (Cost $178,049,790)				178,466,546

See accompanying notes to financial statements.

BOYD WATTERSON LIMITED DURATION ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	TERM LOANS — 5.1%
	CHEMICALS — 0.8%
4,429.162	HB Fuller Company(b)	TSFR1M + 1.750%	6.0690	02/15/30	$4,454,098

	CONSTRUCTION MATERIALS — 1.1%
3,879,544	Quikrete Holdings, Inc.(b)	TSFR1M + 2.250%	6.5420	04/14/31	3,878,943
1,990,301	Quikrete Holdings, Inc.(b)	TSFR1M + 2.250%	6.5550	01/31/32	1,990,052
					5,868,995
	LEISURE FACILITIES & SERVICES — 0.4%
1,976,865	Hilton Grand Vacations Borrower, LLC(b)	TSFR1M + 2.000%	8.1900	08/02/28	1,978,565

	LEISURE PRODUCTS — 0.9%
4,856,837	Hayward Industries, Inc.(b)	TSFR1M + 2.615%	8.1900	05/28/28	4,880,685

	MEDICAL EQUIPMENT & DEVICES — 0.0%(c)
122,766	Avantor Funding, Inc.(b)	TSFR1M + 2.100%	7.4300	11/08/27	123,304

	RETAIL - DISCRETIONARY — 0.8%
3,970,000	Johnstone Supply, LLC(b)	TSFR1M + 2.500%	8.3210	05/16/31	3,982,406

	TECHNOLOGY HARDWARE — 0.4%
1,970,103	Ciena Corporation(b)	TSFR1M + 1.750%	6.0780	10/24/30	1,980,938

	TRANSPORTATION & LOGISTICS — 0.7%
3,970,000	Genesee & Wyoming, Inc.(b)	TSFR3M + 1.750%	6.5220	04/10/31	3,953,961

	TOTAL TERM LOANS (Cost $27,153,924)				27,222,952

See accompanying notes to financial statements.

BOYD WATTERSON LIMITED DURATION ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	U.S. TREASURY BONDS & NOTES — 8.0%
8,061,120	United States Treasury Inflation Indexed Bonds	1.6250	04/15/30	$8,122,845
35,800,000	United States Treasury Note	3.5000	02/15/33	34,523,227
	TOTAL TREASURY BONDS & NOTES (Cost $42,025,960)			42,646,072

Shares				Fair Value
	SHORT-TERM INVESTMENTS — 2.1%
	MONEY MARKET FUNDS – 2.1%
11,400,620	First American Government Obligations Fund, Class X, 4.21% (Cost $11,400,620)(e)			11,400,620

	TOTAL INVESTMENTS - 99.2% (Cost $530,063,388)			$530,049,183
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.8%			4,415,394
	NET ASSETS - 100.0%			$534,464,577

CLO	- Collateralized Loan Obligations

LLC	- Limited Liability Company

LP	- Limited Partnership

LTD	- Limited Company

H15T5Y	US Treasury Yield Curve Rate T Note Constant Maturity 5 Year

SOFR30A	United States 30 Day Average SOFR Secured Overnight Financing Rate

SOFRRATE	United States SOFR Secured Overnight Financing Rate

TSFR1M	TSFR1M Term CME (Secured Overnight Financing Rate) 1 Month

TSFR3M	TSFR1M Term CME (Secured Overnight Financing Rate) 3 Month

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2025 the total market value of 144A securities is $352,678,128 or 66.0% of net assets.

(b)	Floating rate security based on a reference index and spread, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Certain securities are fixed to variable and currently in the fixed phase.

(c)	Percentage rounds to less than 0.1%.

(d)	Variable rate security; the rate shown represents the rate on June 30, 2025.

(e)	Rate disclosed is the seven day effective yield as of June 30, 2025.

See accompanying notes to financial statements.

Boyd Watterson Limited Duration Enhanced Income Fund
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2025

ASSETS
Investment securities:
At cost	$530,063,388
At fair value	$530,049,183
Dividends and interest receivable	5,903,748
Receivable for fund shares sold	231,062
TOTAL ASSETS	536,183,993

LIABILITIES
Payable for fund shares redeemed	1,588,446
Investment advisory fees payable	3,272
Payable to related parties	46,699
Accrued expenses and other liabilities	80,999
TOTAL LIABILITIES	1,719,416
NET ASSETS	$534,464,577

Net Assets Consist Of:
Paid in capital ($0 par value, unlimited shares authorized)	$539,401,173
Accumulated losses	(4,936,596)
NET ASSETS	$534,464,577

Net Asset Value Per Share:
Class I Shares:
Net Assets	$120,964,959
Shares of beneficial interest outstanding *	12,448,627

Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$9.72

Class I2 Shares:
Net Assets	$413,499,618
Shares of beneficial interest outstanding *	41,730,216

Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$9.91

*	Unlimited number of shares of beneficial interest authorized, no par value.

See accompanying notes to financial statements.

Boyd Watterson Limited Duration Enhanced Income Fund
STATEMENT OF OPERATIONS
For the Year Ended June 30, 2025

INVESTMENT INCOME
Dividends	$387,320
Interest, net of amortization and accretion	30,828,595
TOTAL INVESTMENT INCOME	31,215,915

EXPENSES
Investment advisory fees	1,979,929
Administrative services fees	490,441
Third party administration servicing fees	264,320
Custodian fees	67,739
Registration fees	63,875
Transfer agent fees	56,884
Compliance officer fees	33,712
Audit fees	27,774
Legal Fees	18,722
Trustees’ fees and expenses	17,017
Printing and postage expenses	16,877
Insurance expense	7,300
Other expenses	12,439
TOTAL EXPENSES	3,057,029

Less: Fees waived by the advisor	(811,747)

NET EXPENSES	2,245,282

NET INVESTMENT INCOME	28,970,633

REALIZED AND UNREALIZED GAIN FROM INVESTMENTS
Net realized gain from investments	113,709
Net change in unrealized appreciation on investments	3,532,825
NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS	3,646,534

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$32,617,167

See accompanying notes to financial statements.

Boyd Watterson Limited Duration Enhanced Income Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	June 30, 2025	June 30, 2024
FROM OPERATIONS
Net investment income	$28,970,633	$21,995,727
Net realized gain (loss) from investments	113,709	(1,554,840)
Net change in unrealized appreciation on investments	3,532,825	11,448,821
Net increase in net assets resulting from operations	32,617,167	31,889,708

DISTRIBUTIONS TO SHAREHOLDERS
Total distribution paid
Class A*	—	(83,182)
Class C*	—	(59,644)
Class I	(6,651,732)	(4,536,095)
Class I2	(21,983,381)	(17,185,743)
Net decrease in net assets from distributions to shareholders	(28,635,113)	(21,864,664)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A*	—	84,402
Class C*	—	39,994
Class I	44,305,998	45,466,186
Class I2	66,523,698	62,944,520
Reinvestment of distributions to shareholders:
Class A*	—	83,181
Class C*	—	59,644
Class I	6,580,735	4,480,780
Class I2	19,423,369	14,999,447
Payments for shares redeemed:
Class A*	—	(2,251,408)
Class C*	—	(1,787,746)
Class I	(29,026,190)	(17,282,337)
Class I2	(24,106,696)	(49,470,097)
Net increase in net assets from shares of beneficial interest	83,700,914	57,366,566

TOTAL INCREASE IN NET ASSETS	87,682,968	67,391,610

NET ASSETS
Beginning of Year	446,781,609	379,389,999
End of Year	$534,464,577	$446,781,609

*	As of the close of business on March 28, 2024, sales and operations of Classes A and C were suspended. Classes A and C were coverted to Class I shares.

See accompanying notes to financial statements.

Boyd Watterson Limited Duration Enhanced Income Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the	For the
	Year Ended	Year Ended
	June 30, 2025	June 30, 2024
SHARE ACTIVITY
Class A:*
Shares Sold	—	8,816
Shares Reinvested	—	8,738
Shares Redeemed	—	(233,132)
Net decrease in shares of beneficial interest outstanding	—	(215,578)

Class C:*
Shares Sold	—	4,170
Shares Reinvested	—	6,252
Shares Redeemed	—	(184,585)
Net decrease in shares of beneficial interest outstanding	—	(174,163)

Class I:
Shares Sold	4,547,712	4,703,128
Shares Reinvested	678,590	468,637
Shares Redeemed	(2,977,893)	(1,795,879)
Net increase in shares of beneficial interest outstanding	2,248,409	3,375,886

Class I2:
Shares Sold	6,731,259	6,432,372
Shares Reinvested	1,966,108	1,546,460
Shares Redeemed	(2,439,208)	(5,101,086)
Net increase in shares of beneficial interest outstanding	6,258,159	2,877,746

*	As of the close of business on March 28, 2024, sales and operations of Classes A and C were suspended. Classes A and C were coverted to Class I shares.

See accompanying notes to financial statements.

Boyd Watterson Limited Duration Enhanced Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Years Presented

	Class I
	For the		For the		For the		For the	For the
	Year Ended		Year Ended		Year Ended		Year Ended	Year Ended
	June 30, 2025		June 30, 2024		June 30, 2023		June 30, 2022	June 30, 2021
Net asset value, beginning of year	$9.66		$9.42		$9.20		$10.08	$9.89
Activity from investment operations:
Net investment income (1)	0.56		0.54		0.42		0.27	0.29
Net realized and unrealized gain (loss) on investments	0.07		0.26		0.25		(0.83)	0.22
Total from investment operations	0.63		0.80		0.67		(0.56)	0.51
Less distributions from:
Net investment income	(0.57)		(0.56)		(0.45)		(0.30)	(0.32)
Net realized gains	—		—		(0.00	) (2)	(0.02)	—
Total distributions	(0.57)		(0.56)		(0.45)		(0.32)	(0.32)
Net asset value, end of year	$9.72		$9.66		$9.42		$9.20	$10.08
Total return (3)	6.63	% (6)	8.69	% (6)	7.50%		(5.69)%	5.19%
Net assets, end of year (000s)	$120,965		$98,503		$64,313		$66, 146	$86,471
Ratio of gross expenses to average net assets (4,5)	0.62%		0.60%		0.60%		0.60%	0.60%
Ratio of net expenses to average net assets (5)	0.60%		0.60%		0.60%		0.60%	0.60%
Ratio of net investment income to average net assets	5.70%		5.58%		4.57%		2.67%	2.89%
Portfolio Turnover Rate	17%		28%		35%		47%	73%

(1)	Per share amounts calculated using the average shares method, which more appropriately represents the per share data for the year.

(2)	Amount is less than $0.005 per share.

(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

Boyd Watterson Limited Duration Enhanced Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Years Presented

	Class I2
	For the		For the	For the		For the	For the
	Year Ended		Year Ended	Year Ended		Year Ended	Year Ended
	June 30, 2025		June 30, 2024	June 30, 2023		June 30, 2022	June 30, 2021
Net asset value, beginning of year	$9.82		$9.55	$9.30		$10.17	$9.95
Activity from investment operations:
Net investment income (1)	0.59		0.56	0.45		0.29	0.32
Net realized and unrealized gain (loss) on investments	0.07		0.27	0.25		(0.84)	0.22
Total from investment operations	0.66		0.83	0.70		(0.55)	0.54
Less distributions from:
Net investment income	(0.57)		(0.56)	(0.45)		(0.30)	(0.32)
Net realized gains	—		—	(0.00	) (2)	(0.02)	—
Total distributions	(0.57)		(0.56)	(0.45)		(0.32)	(0.32)
Net asset value, end of year	$9.91		$9.82	$9.55		$9.30	$10.17
Total return (3)	6.83	% (6)	8.89%	7.74%		(5.54)%	5.46%
Net assets, end of year (000s)	$413,500		$348,278	$311,396		$286,882	$259,922
Ratio of gross expenses to average net assets (4,5)	0.62%		0.60%	0.60%		0.60%	0.60%
Ratio of net expenses to average net assets (5)	0.41%		0.41%	0.40%		0.40%	0.40%
Ratio of net investment income to average net assets	5.89%		5.77%	4.78%		2.88%	3.10%
Portfolio Turnover Rate	17%		28%	35%		47%	73%

(1)	Per share amounts calculated using the average shares method, which more appropriately represents the per share data for the year.

(2)	Amount is less than $0.005 per share.

(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

Boyd Watterson Limited Duration Enhanced Income Fund
NOTES TO FINANCIAL STATEMENTS
June 30, 2025

1.	ORGANIZATION

Boyd Watterson Limited Duration Enhanced Income Fund (the ’‘Fund’’) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust III, a Delaware statutory trust organized on December 5, 2011 (the “Trust”). The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the ’’1940 Act’’). The Fund currently consists of two classes of shares. The Fund’s Class I2 is the successor to the Boyd Watterson Limited Duration Mid-Grade Fund, LLC, (the “Predecessor Fund”). The Predecessor Fund was organized under the laws of the State of Delaware as a limited liability company effective July 19, 2012 and commenced operations on July 15, 2013. Class I commenced operations on April 13, 2017. The Predecessor Fund’s investment objective was to generate current income consistent with a strategy that focuses on capital preservation, without taking significant duration risk. The Fund seeks (i) income generation as a principal objective and (ii) capital preservation and total return as secondary objectives.

Each share class represents an interest in the same assets of the Fund, has the same rights and is identical in all material respects except that (i) each class of shares may bear different distribution fees; (ii) each class of shares may be subject to different (or no) sales charges; (iii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (iv) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

Effective as of the close of business on March 28, 2024, sales and operations of Class A and C shares of the Fund’s were suspended. Classes A and C shares were converted to Class I shares. Class A transferred 201,874 shares and $1,954,364, and Class C transferred 169,333 shares and $1,642,359.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America (’‘GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”, including Accounting Standards Update (“ASU”) 2013-08.

Operating Segments – The Fund has adopted FASB ASU 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio managers and Chief Financial Officer of the Trust. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities- of comparable quality, coupon, maturity and type. The independent- pricing service does not distinguish between smaller sized bond positions known as “odd lots” and larger institutional sized bond positions known as “round lots”. The Fund may fair value a particular bond if the advisor does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Short-term debt obligations having 60 days or less remaining until maturity, at the time of purchase, may be valued at amortized cost. Investments in open-end investment

Boyd Watterson Limited Duration Enhanced Income Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2025

companies are valued at net asset value.

The Fund may hold investments, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These investments will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to the advisor as its valuation designee (the “Valuation Designee”). The Board may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – Applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid investments, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights;(vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Underlying open-end investment companies are valued at their respective net asset values as reported by such investment companies. The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the Underlying Funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Boyd Watterson Limited Duration Enhanced Income Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2025

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of June 30, 2025, for the Fund’s investments measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Preferred Stocks	$6,294,915	$—	$—	$6,294,915
Asset Backed Securities	—	264,018,078	—	264,018,078
Corporate Bonds	—	178,466,546	—	178,466,546
Term Loans	—	27,222,952	—	27,222,952
U.S. Treasury Bonds & Notes	—	42,646,072	—	42,646,072
Short-Term Investments	11,400,620	—	—	11,400,620
Total	$17,695,535	$512,353,648	$—	$530,049,183

The Fund did not hold any Level 3 securities during the year.

*	Refer to the Schedule of Investments for industry classifications.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities using the effective interest method, except certain securities that are held at premium and will be amortized to the earliest call date. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Gains and losses realized on principal payments of asset-backed securities and bank loans (paydown gains and losses) are classified as part of investment income.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and paid annually. Dividends and distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset values per share of the Fund.

Federal Income Taxes – The Fund have qualified and intend to continue to qualify each year as regulated investment companies (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended. By complying with the requirements applicable to RICs and annually distributing substantially all net investment company taxable income and net realized capital gains, no provision for federal income tax is required. The Fund recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the current tax year or on returns filed in previous tax years which are still open to examination by all major tax authorities (generally, federal returns are open to examination by the Internal Revenue Service for a period of three years from date of filing) The Fund recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations when incurred. During the fiscal year, the Fund did not incur any interest or penalties. The Fund typically intend to annually distribute sufficient net investment

Boyd Watterson Limited Duration Enhanced Income Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2025

company taxable income and net realized capital gains if any, so that they will not be subject to the excise tax on undistributed income of RICs. If the required amount of net investment income or gains is not distributed annually, the Fund could incur a tax expense.

Fixed Income Risk – When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Counterparty Credit Risk – The stability and liquidity of many security transactions depends in large part on the creditworthiness of the parties to the transactions. If a counterparty to such a transaction defaults, exercising contractual rights may involve delays or costs for the Fund. Furthermore, there is a risk that a counterparty could become the subject of insolvency proceedings, and that the recovery of securities and other assets from such counterparty will be delayed or be of a value less than the value of the securities or assets originally entrusted to such counterparty.

Bank Loans Risk – The market for bank loans may not be highly liquid and the Fund may have difficulty selling them. These investments expose the Fund to the credit risk of both the financial institution and the underlying borrower. Bank loans settle on a delayed basis, potentially leading to the sale proceeds of such loans not being available to meet redemptions for a substantial period of time after the sale of the bank loans. The Fund may need a line of credit in order to meet redemptions during these periods, which may increase the Fund’s expenses. Certain bank loans may not be considered “securities,” and purchasers, such as the Fund, therefore may not be entitled to rely on the protections of federal securities laws, including anti-fraud provisions.

Market and Geopolitical Risk – The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate-change and climate-related events, pandemics, epidemics, terrorism, tariffs and trade wars, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund’s portfolio. It is not known how long such impacts, of the significant events described above would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions, you could lose your entire investment.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and the Board for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Boyd Watterson Limited Duration Enhanced Income Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2025

3.	INVESTMENT TRANSACTIONS

For the year ended June 30, 2025, cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments and U.S. government securities, amounted to $240,537,610 and $21,301,636 respectively. Cost of purchases and proceeds from sales of U.S. government securities, amounted to $75,400,170 and $58,724,655, respectively.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Boyd Watterson Asset Management, LLC serves as the Fund’s investment advisor (the “Advisor”). Pursuant to an advisory agreement with the Trust on behalf of the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a fee computed and accrued daily and paid monthly, based on the Fund’s average daily net assets and is computed at the annual rate of 0.40%. Pursuant to the advisory agreement, the Fund accrued $1,979,929 in advisory fees for the year ended June 30, 2025.

The Advisor has contractually agreed to reduce its fees and/or absorb expenses of the Fund (“Waiver Agreement”) until at least November 1, 2025, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions, acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and the Board, contractual indemnification of Fund service providers (other than the Advisor)), will not exceed 0.60%, and 0.41%, of the daily average net assets attributable to Class I and Class I2 shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within the three years after the fees have been waived or reimbursed, if such recoupment can be achieved within the foregoing expense limits or within the expense limits in place at the time of the recoupment, whichever is lower. For the year ended June 30, 2025, the Advisor waived fees in the amount of $811,747 pursuant to the Waiver Agreement.

The Board may terminate this expense reimbursement arrangement on 60 days’ notice to the Advisor. For the year ended June 30, 2023, the Advisor waived fees in the amount of $597,100, which is subject to recapture through June 30, 2026, pursuant to the Waiver Agreement. For the year ended June 30, 2024, the Advisor waived fees in the amount of $593,794, which is subject to recapture through June 30, 2027, pursuant to the Waiver Agreement. For the year ended June 30, 2025, the Advisor waived fees in the amount of $811,747, which is subject to recapture through June 30, 2028, pursuant to the Waiver Agreement.

Northern Lights Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund shares. During the year ended June 30, 2025, the Distributor received $0 in underwriting commissions.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Ultimus Fund Solutions, LLC (“UFS”) an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to an administrative servicing agreement with UFS, the Fund pays UFS customary fees based on aggregate net assets of the Fund as described in the servicing agreement for providing administration, fund accounting, and transfer agency services to the Fund. Certain officers of the Trust are also officers of UFS and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) an affiliate of UFS and the Distributor, provides a chief compliance officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

BluGiant, LLC (“BluGiant”) an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, BluGiant receives customary fees from the Fund.

Boyd Watterson Limited Duration Enhanced Income Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2025

5.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The Statement of Assets and Liabilities represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $529,939,244 for the Fund, and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$5,247,462
Unrealized depreciation	(5,137,523)
Net unrealized appreciation	$109,939

The tax character of distributions paid for the years ended June 30, 2025, and June 30, 2024 was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	June 30, 2025	June 30, 2024
Ordinary Income	$28,635,113	$21,864,664
Long-Term Capital Gain	—	—
Return of Capital	—	—
	$28,635,113	$21,864,664

As of June 30, 2025, the components of accumulated earnings on a tax basis were as follows:

					Unrealized
Undistributed	Undistributed	Post October Loss	Capital Loss Carry	Other Book/Tax	Appreciation/	Total Distributable Earnings
Ordinary Income	Long-Term Gains	and Late Year Loss	Forwards	Differences	(Deprecation)	/(Accumulated Deficit)
$837,551	$—	$(456,183)	$(5,427,903)	$—	$109,939	$(4,936,596)

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales and adjustments for perpetual bonds.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such capital losses of $456,183.

At June 30, 2025, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains, as follows:

Short-Term	Long-Term	Total	CLCF Utilized
$769,701	$4,658,202	$5,427,903	$—

Boyd Watterson Limited Duration Enhanced Income Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2025

6.	LINE OF CREDIT

The Fund has a committed revolving line of credit agreement with PNC Bank for investment purposes and to help maintain the Fund’s liquidity, subject to the limitations of the 1940 Act for borrowings. The maximum amount of borrowing allowed under the agreement is $7,000,000. Borrowings are secured by assets held by the Fund at the custodian. The Fund has granted PNC Bank a first priority perfected security interest in the collateral pledged by the Fund. Borrowings under the PNC Bank agreement bear interest at a rate equal to the Daily Bloomberg Short-Term Bank Yield Index plus applicable margin of 2.50%, per annum, on the outstanding principal balance. The PNC Bank agreement has extended from October 31, 2024, to October 31, 2025. For the year ended June 30, 2025, there were no borrowings for the Fund and no balance outstanding as of period-end.

7.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Boyd Watterson Limited Duration Enhanced Income Fund and
Board of Trustees of Northern Lights Fund Trust III

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Boyd Watterson Limited Duration Enhanced Income Fund (the “Fund”), a series of Northern Lights Fund Trust III, as of June 30, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2025, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2025, by correspondence with the custodian, brokers, and agent banks. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2016.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
August 29, 2025

COHEN & COMPANY, LTD.
Registered with the Public Company Accounting Oversight Board
800.229.1099 I 866.818.4538 fax I cohenco.com

Boyd Watterson Limited Duration Enhanced Income Fund
ADDITIONAL INFORMATION
June 30, 2025

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

A special meeting of the shareholders was held on May 27, 2025 to (1) approve a new investment advisory agreement by and between the Adviser and the Trust and (2) approve certain advisory fee payments made by the Adviser to the Fund between August 30, 2024 and the date of the meeting. The following tabulation for each of the proposals voted upon at the special shareholder meeting.

Proposal	Votes For	Votes Against	Abstentions/Votes Withheld
1	35,373,341	0	8,150
2	35,371,841	1,499	8,150

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Approval of Interim and Definitive Advisory Agreements – Boyd Watterson Limited Duration Fund *

In connection with a meeting held on August 21-22, 2024, the Board, including a majority of the Trustees who are not “interested persons,” as that term is defined in the 1940 Act, discussed the approval of the interim and definitive investment advisory agreements (the “Advisory Agreements”) between Boyd Watterson Asset Management, LLC (the “Adviser”) and the Trust, with respect to Boyd Watterson Limited Duration Fund (“BWLD”). In considering the approval of the Advisory Agreements, the Board received materials specifically relating to BWLD and the Advisory Agreements.

The Board relied upon the advice of independent legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Advisory Agreements and the weight to be given to each such factor. The Board’s conclusions were based on an evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching conclusions with respect to the Advisory Agreements.

Nature, Extent and Quality of Service. The Board recognized that the Adviser was an employee-owned investment advisory firm founded in 1928 and had over $18.3 billion in assets under management. The Board observed that the Adviser offered an array of fixed income, real estate, and equity investment solutions to its clients. The Board reviewed the backgrounds of the Adviser’s key investment personnel, noting their extensive investment industry and compliance experience. The Board acknowledged that the Adviser continued to perform ongoing macroeconomic research that analyzed interest rates, economic growth, inflation, monetary policy, and the credit cycle. The Board noted that the Adviser maintained a comprehensive risk management program that utilized qualitative, quantitative, fundamental and valuation measures to ensure BWLD invested within its investment objectives. The Board discussed that the Adviser’s credit team monitored and discussed security ratings upgrades and downgrades. The Board remarked that the Adviser selected its broker-dealers on the basis of best execution standards. The Board noted that the Adviser maintained a cybersecurity program and reported no cybersecurity incidents in the past year. The Board concluded that the change of control of the Adviser would not impact the nature, extent or quality of the Adviser’s services to BWLD, and that the Adviser should continue to offer high quality services to BWLD and its shareholders.

Performance. The Board noted that BWLD earned a five-star Morningstar rating and outperformed its Morningstar category and benchmark in the 1-year period, but slightly underperformed its peer group over the same period. The Board further noted that BWLD outperformed its peer group, Morningstar category and benchmark in the 3-year, 5-year and since inception periods. The Board acknowledged that the Adviser attributed increased exposure to corporate high yield bonds and floating rate CLOs to strong returns during the 1-year period. The

Boyd Watterson Limited Duration Enhanced Income Fund
ADDITIONAL INFORMATION (Continued)
June 30, 2025

Board concluded that it expected the Adviser to continue to meet BWLD’s investment objectives of income and total return.

Fees and Expenses. The Board observed that the Adviser’s advisory fee and net expense ratio were both lower than the averages and medians of its peer group and Morningstar category. The Board considered that the Adviser had an expense limitation agreement in place. The Board concluded that the Adviser’s advisory fee for BWLD was not unreasonable.

Economies of Scale. The Board considered whether the Adviser had achieved economies of scale with respect to its management of BWLD. The Board noted that the Adviser had indicated its willingness to discuss the matter of breakpoints with the Board as BWLD reached a specified asset level. The Board agreed that, in light of the expense limitation agreement, which effectively provided shareholders with some benefits of scale, and the Adviser’s willingness to consider breakpoints as BWLD grew, the absence of breakpoints at this time was acceptable.

Profitability. The Board reviewed the profitability analysis provided by the Adviser for its services to BWLD. The Board recalled the Adviser’s belief that the profits were reasonable given the services provided by the Adviser and the regulatory and litigation risks related to managing a mutual fund. The Board recalled that the Adviser continued to waive a significant portion of its advisory fee as a result of the expense cap. The Board concluded that the Adviser’s profitability with respect to BWLD was not excessive.

Conclusion. Having requested and reviewed such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreements, as assisted by the advice of independent counsel, the Board concluded that the Adviser’s advisory fee charged to BWLD was not unreasonable and that approval of the Advisory Agreements was in the best interests of BWLD and its shareholders.

*	Due to timing of the contract approvals, these deliberations may or may not relate to the current performance results of BWLD.

Fund Proxy Voting Policies, Procedures and Summaries

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-877-345-9597, by visiting www.boydwattersonfunds.com, or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

/s/ Brian Curley
Brian Curley, Principal Executive Officer/President

Date	8/27/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Brian Curley
Brian Curley, Principal Executive Officer/President

Date	8/27/2025

By (Signature and Title)

/s/ Rich Gleason
Rich Gleason, Principal Financial Officer/Treasurer

Date	8/27/2025